COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details 5) (Contingent financial obligation, CAD) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Bruce Power
Guarantees
Estimated amount of potential exposure	897
Estimated carrying amount of guarantees included in Other Long-Term Liabilities	10
Bruce A
Guarantees
Portion of guarantees of certain contingent financial obligations (as a percent)	50.00%
Bruce B
Guarantees
Portion of guarantees of certain contingent financial obligations (as a percent)	33.00%
Number of guarantees with no termination date and no exposure	1
Other
Guarantees
Estimated carrying amount of guarantees included in Other Long-Term Liabilities	7
Other | Minimum
Guarantees
Estimated amount of potential exposure	43
Other | Maximum
Guarantees
Estimated amount of potential exposure	89